Income tax (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2017 CNY (¥)
Income tax [Line Items]
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Effective Income Tax Rate Reconciliation, Deduction, Percent		4.90%	1.80%	2.00%
Derivative, Loss on Derivative		¥ 2,285,223
Maximum [Member] | Research and Development Expense [Member]
Income tax [Line Items]
Effective Income Tax Rate Reconciliation, Deduction, Percent		75.00%
Minimum [Member] | Research and Development Expense [Member]
Income tax [Line Items]
Effective Income Tax Rate Reconciliation, Deduction, Percent			50.00%
Hong Kong [Member]
Income tax [Line Items]
Income tax rate (as a percent)		16.50%
Operating Loss Carryforwards		¥ 113,645
CHINA [Member]
Income tax [Line Items]
Income tax rate (as a percent)		25.00%
PRC withholding tax rate (as a percent)		10.00%
Aggregate undistributed earnings of subsidiaries available for distribution		¥ 11,519,699			¥ 7,605,499
Operating Loss Carryforwards		¥ 355,685
Inland Revenue, Hong Kong [Member] | Maximum [Member]
Income tax [Line Items]
PRC withholding tax rate (as a percent)		5.00%
Singapore Country [Member]
Income tax [Line Items]
Income tax rate (as a percent)		17.00%
Operating Loss Carryforwards		¥ 242,735
Guangzhou Huaduo [Member] | CHINA [Member]
Income tax [Line Items]
Income tax rate (as a percent)		15.00%
Guangzhou Huanju Shidai [Member]
Income tax [Line Items]
Dividends | $			$ 15,000
Payments Related To Withholding Tax For Dividends | $			$ 1,500
Guangzhou Huanju Shidai [Member] | CHINA [Member]
Income tax [Line Items]
Preferential tax rate (as a percent)		10.00%
Guangzhou Huanju Shidai [Member] | CHINA [Member] | Key National Software Enterprises [Member]
Income tax [Line Items]
Preferential tax rate (as a percent)			10.00%
Guangzhou Juhui Information Technology Co., Ltd. [Member]
Income tax [Line Items]
Preferential tax rate (as a percent)		12.50%	0.00%
Guangzhou Juhui Information Technology Co., Ltd. [Member] | CHINA [Member]
Income tax [Line Items]
Income tax rate (as a percent)		12.50%	0.00%
Other PRC Subsidiaries [Member]
Income tax [Line Items]
Income tax rate (as a percent)		25.00%
Guangzhou Huya [Member]
Income tax [Line Items]
Preferential tax rate (as a percent)		15.00%
Huya Technology [Member]
Income tax [Line Items]
Preferential tax rate (as a percent)		0.00%
Huya Technology [Member] | Subsequent Event [Member]
Income tax [Line Items]
Preferential tax rate (as a percent)	12.50%